Lease liabilities - Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease Liabilities [Line Items]
Lease liabilities, beginning balance	$ 897,651	$ 1,503,939	$ 1,380,413
Additions	362,585	0	635,956
Disposals		0	0
Interests accrued	88,691	103,611	135,531
Repayments	(790,811)	(709,899)	(647,961)
Lease liabilities, ending balance	$ 558,116	$ 897,651	$ 1,503,939